                               WINTHROP MONEYFUNDS
                                 (800) 225-8011


                                    TRUSTEES

                    G. MOFFETT COCHRAN     ROBERT E. FISCHER
                    WILMOT H. KIDD, III      MARTIN JAFFE
                               JOHN W. WALLER, III


                                    OFFICERS

                   G. MOFFETT COCHRAN, Chairman and President
                         JAMES A. ENGLE, Vice President
              MARTIN JAFFE, Vice President, Secretary and Treasurer
                        BRIAN A. KAMMERER, Vice President


                               INVESTMENT ADVISER

                         DLJ INVESTMENT MANAGEMENT CORP.
                       277 Park Avenue, New York, NY 10172


                                    CUSTODIAN

                                 CITIBANK, N.A.
                       111 Wall Street, New York, NY 10043



                                 TRANSFER AGENT

                               FPS SERVICES, INC.
                       P.O. Box 61503 (3200 Horizon Drive)
                            King of Prussia, PA 19406


                                   DISTRIBUTOR

                    DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION
                       277 Park Avenue, New York, NY 10172


                              INDEPENDENT AUDITORS

                                ERNST & YOUNG LLP
                     787 Seventh Avenue, New York, NY 10019


                                  LEGAL COUNSEL

                      SKADDEN, ARPS, SLATE, MEAGHER & FLOM
                      919 Third Avenue, New York, NY 10022

This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

                                   WMF-2 12/97


                          WINTHROP MUTUAL FUNDS [LOGO]


                          WINTHROP MUNICIPAL MONEY FUND

                       WINTHROP U.S. GOVERNMENT MONEY FUND

                                OCTOBER 31, 1997

                                  ANNUAL REPORT

WINTHROP MONEY FUNDS -- STATEMENT OF INVESTMENTS October 31, 1997
--------------------------------------------------------------------------------
WINTHROP MUNICIPAL MONEY FUND

MUNICIPAL                          PRINCIPAL
OBLIGATIONS -- 98.1%                 AMOUNT        VALUE
                                   ----------   -----------
 ALABAMA -- 2.6%
  The Port City Medical Clinic
    Board of Mobile, AL Ser.
    1992-A CP (LOC: Rabobank)
    3.650%, 11/14/97.............  $1,000,000   $ 1,000,000
                                                -----------
ALASKA -- 2.6%
  City of Valdez, Alaska Marine
    Terminal CP (ARCO Project)
    3.650%, 12/10/97.............   1,000,000     1,000,000
                                                -----------
CALIFORNIA -- 2.6%
  Los Angeles County, CA TRANS
    Ser. A (LOC: Bayerische
    Landesbank) 4.250%,
    06/30/98.....................   1,000,000     1,004,131
                                                -----------
COLORADO -- 3.9%
  City & County of Denver, CO
    Airport System CP (LOC:
    Bayerische Landesbank)
    3.700%, 12/12/97.............   1,500,000     1,500,000
                                                -----------
FLORIDA -- 5.2%
  Florida Local Government
    Assistance CP (LOC: First
    Union National Bank of
    Florida) 3.800%, 11/13/97....   1,000,000     1,000,000
  University of North Florida
    Foundation, Inc. Revenue
    (LOC: First Union National
    Bank of North Carolina) VRDN
    3.700%'D'....................   1,000,000     1,000,000
                                                -----------
                                                  2,000,000
                                                -----------
GEORGIA -- 2.6%
  Municipal Gas Authority of
    Georgia Revenue Ser. C (LOC:
    Wachovia Bank, Bank of
    America, Morgan Guaranty
    Trust Co., Bayerische
    Landesbank) VRDN
    3.700%'D'DD'.................   1,000,000     1,000,000
                                                -----------
KANSAS -- 1.5%
  Butler County, KS SWDR (Texaco
    Refining & Marketing) Ser. B
    (LOC: Texaco, Inc.) VRDN
    4.300%'D'DD'.................     600,000       600,000
                                                -----------
KENTUCKY -- 5.3%
  Kentucky State Property &
    Buildings Commission Revenue
    (Toyota Project No. 40)
    (Prerefunded: 11/01/97)*
    8.750%, 11/01/07.............     700,000       714,000
  Pendelton County, KY CP (LOC:
    Bank of Australia) 3.800%,
    02/13/98.....................   1,350,000     1,350,000
                                                -----------
                                                  2,064,000
                                                -----------
LOUISIANA -- 10.1%
  Lake Charles Harbor & Terminal
    Distribution Port Revenue
    (LOC: National Westminster
    Bank) VRDN 3.750%'D'.........   1,000,000     1,000,000

                                   PRINCIPAL
                                     AMOUNT        VALUE
                                   ----------   -----------
  Louisiana State Offshore
    Terminal Authority Deepwater
    Port Revenue (Loop, Inc.)
    (LOC: Union Bank of
    Switzerland) VRDN 4.150%'D'..  $  800,000   $   800,000
  Plaquemines Parish, LA
    Environmental Revenue
    (British Petroleum
    Exploration & Oil, Inc.)
    (LOC: British Petroleum) VRDN
    4.250%'D'DD'.................   1,100,000     1,100,000
  St. Charles Parish, LA PCR
    (Shell Oil Co. Project) Ser.
    A (LOC: Shell Oil Co.) VRDN
    4.250%'D'DD'.................   1,000,000     1,000,000
                                                -----------
                                                  3,900,000
                                                -----------
MARYLAND -- 2.6%
  Baltimore County, MD PCR CP
    (LOC: Baltimore Gas &
    Electric Co.) 3.750%,
    11/26/97.....................   1,000,000     1,000,000
                                                -----------
MASSACHUSETTS -- 2.6%
  Massachusetts Water Resource CP
    (LOC: Morgan Guaranty Trust
    Co.) 3.500%, 11/04/97........   1,000,000     1,000,000
                                                -----------
MICHIGAN -- 10.6%
  Detroit, MI Water Supply System
    (LIQ: FGIC) VRDN 3.600%'D'...     800,000       800,000
  Michigan State Building
    Authority (LOC: Canadian
    Imperial Bank of Commerce)
    3.750%, 03/02/98.............   1,000,000     1,000,000
  Michigan State HDA (Pine Ridge)
    (LOC: Wachovia Bank) VRDN
    3.550%'D'....................   1,300,000     1,300,000
  Michigan State HDA (Harbortown,
    Ltd.) (LOC: Bankers Trust
    Co.) VRDN 3.775%'D'..........   1,000,000     1,000,000
                                                -----------
                                                  4,100,000
                                                -----------
MINNESOTA -- 2.4%
  Minnesota State GO 4.500%,
    05/01/98.....................     940,000       943,460
                                                -----------
NEBRASKA -- 3.1%
  Nebraska Higher Education Loan
    Program (LOC: SLMA) VRDN
    3.750%'D'....................   1,200,000     1,200,000
                                                -----------
NEW YORK -- 4.2%
  New York, NY City HDC Mortgage
    Revenue (East 17th Street
    Properties) (LOC: Chase
    Manhattan Bank) VRDN
    4.200%'D'....................     600,000       600,000
  New York State HFA (State
    University Construction)
    (Prerefunded: 11/01/97)*
    7.600%, 11/01/99.............   1,000,000     1,020,000
                                                -----------
                                                  1,620,000
                                                -----------

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP MUNICIPAL MONEY FUND

                                   PRINCIPAL
                                     AMOUNT        VALUE
                                   ----------   -----------
OHIO -- 2.6%
  Toledo-Lucas County, OH Port
    Authority CP (LOC: Bank of
    Nova Scotia) 3.650%,
    11/07/97.....................  $1,000,000   $ 1,000,000
                                                -----------
PENNSYLVANIA -- 11.3%
  Allegheny County, PA IDA PCR CP
    (LOC: Commerzbank) 3.600%,
    12/10/97.....................     400,000       400,000
  Delaware County, PA GO 4.700%,
    11/15/97.....................   1,465,000     1,465,527
  Philadelphia, PA School
    District TRANS (LOC:
    Commerzbank) 4.500%,
    06/30/98.....................   1,500,000     1,505,238
  Schuylkill County, PA IDA
    (Northeastern Power Co.) Ser.
    B (LOC: Credit Local de
    France) VRDN 4.350%'D'.......   1,000,000     1,000,000
                                                -----------
                                                  4,370,765
                                                -----------
PUERTO RICO -- 1.5%
  Government Development Bank of
    Puerto Rico CP 3.700%,
    02/06/98.....................     600,000       600,000
                                                -----------
SOUTH CAROLINA -- 2.6%
  Berkeley County, SC IDR (LOC:
    Nucor Corp.) VRDN
    3.750%'D'....................   1,000,000     1,000,000
                                                -----------
TEXAS -- 10.6%
  Brazos River Authority PCR
    (Texas Utilities Electric
    Co.) (Insured: AMBAC) VRDN
    4.250%'D'....................     500,000       500,000
  Gulf Coast Waste Disposal
    Authority of Texas PCR CP
    (LOC: Exxon) 3.750%,
    12/16/97'D'..................   1,000,000     1,000,000
  Gulf Coast Waste Disposal
    Authority of Texas PCR & SWDR
    (Amoco Oil Co. Project) (LOC:
    Amoco Corp.) VRDN
    4.250%'D''DD'.................  1,400,000     1,400,000
  Texas State TRANS Ser. A
    4.750%, 08/31/98.............   1,000,000     1,007,354
                                   PRINCIPAL
                                     AMOUNT        VALUE
                                   ----------   -----------

  Trinity River Authority, TX PCR
    (Texas Utilities Electric
    Co.) (Insured: AMBAC) VRDN
    4.250%'D''DD'................. $  200,000   $   200,000
                                                -----------
                                                  4,107,354
                                                -----------
UTAH -- 1.3%
  Salt Lake City, UT Airport
    Revenue Ser. A (LOC: Union
    Bank of Switzerland) VRDN
    3.700%'D'....................     500,000       500,000
                                                -----------
WASHINGTON -- 6.3%
  Pike Place Market Preservation
    & Development Authority
    (Prerefunded: 11/01/97)*
    8.750%, 11/01/17.............   1,000,000     1,020,000
  Washington State Public Power
    Supply System (Nuclear
    Project No. 1) Ser. C 4.500%,
    07/01/98.....................     515,000       516,771
  Washington State Public Power
    Supply System (Nuclear
    Project No. 3) Ser. 1993-3A2
    (LOC: Bank of America) VRDN
    3.700%'D'....................     900,000       900,000
                                                -----------
                                                  2,436,771
                                                -----------
  TOTAL MUNICIPAL OBLIGATIONS
    (amortized cost $37,946,481).............    37,946,481
                                                -----------
REGISTERED INVESTMENT COMPANIES -- 1.2%
  (amortized cost $470,049)
                                     SHARES
                                   ----------
  Federated Tax-Free Obligations
    Fund.........................     470,049       470,049
                                                -----------
TOTAL INVESTMENTS -- 99.3%
    (amortized cost $38,416,530).............    38,416,530
                                                -----------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 0.7%.................       264,825
                                                -----------
NET ASSETS -- 100.0%.........................   $38,681,355
                                                -----------
                                                -----------

--------------------------------------------------------------------------------
ABBREVIATIONS USED IN THE PORTFOLIO

AMBAC   American Municipal Bond Assurance Corporation
CP      Commercial Paper
FGIC    Financial Guaranty Insurance Corporation
GO      General Obligation
HDA     Housing Development Authority
HDC     Housing Development Corporation
HFA     Housing Finance Authority
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bond
LIQ     Liquidity Agreement
LOC     Letter of Credit
PCR     Pollution Control Revenue Bond
SLMA    Student Loan Marketing Association
SWDR    Solid Waste Disposal Revenue
TRANS   Tax and Revenue Anticipation Notes
VRDN    Variable Rate Demand Note

See notes to financial statements.


'DD' Subject to Alternative Minimum Tax.

'D' Securities payable on demand. Rate shown is rate in effect at October 31, 1997. This rate is subject to change and is based on bank prime rates or an index of market interest rates.

* Securities which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the securities in full at the earliest refunding date.

See notes to financial statements.

WINTHROP MONEY FUNDS -- STATEMENT OF INVESTMENTS October 31, 1997
--------------------------------------------------------------------------------
WINTHROP U.S. GOVERNMENT MONEY FUND

U.S. GOVERNMENT
OBLIGATIONS -- 3.1%                PRINCIPAL
  (amortized cost $1,073,620)        AMOUNT        VALUE
                                   ----------   -----------
U.S. Treasury Bills
  5.680%, 04/02/98...............  $1,100,000   $ 1,073,620
                                                -----------
U.S. GOVERNMENT
AGENCIES -- 43.2%
Federal Farm Credit Bank Discount
  Notes
  5.390%, 01/27/98...............   1,245,000     1,228,783
Federal Home Loan Bank Discount
  Notes
  5.725%, 02/05/98...............   2,000,000     2,000,000
  5.385%, 02/11/98...............   1,135,000     1,117,683
  5.670%, 03/10/98...............     500,000       499,702
  5.713%, 03/13/98...............   1,000,000       999,335
  5.320%, 04/01/98...............     500,000       488,843
  6.020%, 04/15/98...............   1,000,000     1,001,525
Federal Home Loan Mortgage Corp.
  Discount Notes
  5.410%, 11/12/97...............   3,000,000     2,995,041
  7.820%, 01/27/98...............   1,000,000     1,004,930
Federal National Mortgage
  Association Discount Notes
  5.400%, 11/24/97...............   2,915,000     2,904,943
  5.320%, 06/22/98...............   1,000,000       965,568
                                                -----------
TOTAL U.S. GOVERNMENT AGENCIES
  (amortized cost $15,206,353)...............    15,206,353
                                                -----------

REPURCHASE AGREEMENTS -- 53.7%
Chase Securities, Inc. 5.550%,
  dated 10/29/97 due 11/05/97 in
  the amount of $1,401,511 (fully
  collateralized by $1,400,000
  Government National Mortgage
  Association 6.250%, 07/20/27,
  value $1,431,291)..............   1,400,000     1,400,000
Credit Suisse First Boston Corp.
  5.500%, dated 10/29/97 due
  11/12/97 in the amount of
  $1,202,567 (fully
  collateralized by $1,200,000
  Federal Home Loan Mortgage
  Corporation 7.000%, 11/01/26,
  value $1,259,474)..............   1,200,000     1,200,000
                                   PRINCIPAL
                                     AMOUNT        VALUE
                                   ----------   -----------
Goldman, Sachs & Co. 5.530%,
  dated 10/29/97 due 11/05/97 in
  the amount of $1,401,505 (fully
  collateralized by $1,400,000
  Federal Home Loan Mortgage
  Corporation 9.000%, 09/01/22,
  value $1,428,000)..............  $1,400,000   $ 1,400,000
JP Morgan 5.650%, dated 10/31/97
  due 11/03/97 in the amount of
  $6,257,945 (fully
  collateralized by $6,255,000
  U.S. Treasury Bills 0.000%,
  01/22/98, value $6,380,407)....   6,255,000     6,255,000
Morgan Stanley 5.590%, dated
  10/29/97 due 11/05/97 in the
  amount of $7,257,880 (fully
  collateralized by $7,250,000
  Federal National Mortgage
  Association 6.779% - 8.000%,
  11/01/22 - 08/01/33 value
  $7,426,175)....................   7,250,000     7,250,000
Salomon Brothers 5.530%, dated
  10/30/97 due 11/05/97 in the
  amount of $1,401,290 (fully
  collateralized by $1,400,000
  Federal National Mortgage
  Association 5.500% - 10.000%,
  06/01/98 - 11/01/27, value
  $1,443,451)....................   1,400,000     1,400,000
                                                -----------
TOTAL REPURCHASE AGREEMENTS
  (amortized cost $18,905,000)...............    18,905,000
                                                -----------
TOTAL INVESTMENTS -- 100.0%
  (amortized cost $35,184,973)...............    35,184,973
                                                -----------
LIABILITIES NET OF CASH
  AND OTHER ASSETS -- (0.0%).................       (10,899)
                                                -----------

NET ASSETS -- 100.0%.........................   $35,174,074
                                                -----------
                                                -----------

See notes to financial statements.

WINTHROP MONEY FUNDS -- STATEMENT OF ASSETS AND LIABILITIES October 31, 1997
--------------------------------------------------------------------------------

                                                                                          MUNICIPAL     U.S. GOVERNMENT
                                                                                         MONEY FUND       MONEY FUND
                                                                                         -----------    ---------------
ASSETS:
  Investments in securities, at value (cost $38,416,530 and $35,184,973, respectively)
     (including repurchase agreements of $18,905,000 for the U.S. Government Money
     Fund)............................................................................   $38,416,530      $35,184,973
  Cash................................................................................            --              126
  Receivable for capital stock sold...................................................         4,549            4,898
  Interest receivable.................................................................       337,122           69,158
  Deferred organization costs (Note A)................................................        61,003           61,003
                                                                                         -----------    ---------------
  Total assets........................................................................    38,819,204       35,320,158
                                                                                         -----------    ---------------
LIABILITIES:
  Payable to investment advisor.......................................................        48,075           42,427
  Payable to distributor..............................................................         7,515            7,217
  Dividend payable....................................................................        45,096           69,353
  Accrued expenses and other liabilities..............................................        37,163           27,087
                                                                                         -----------    ---------------
  Total liabilities...................................................................       137,849          146,084
                                                                                         -----------    ---------------
NET ASSETS............................................................................   $38,681,355      $35,174,074
                                                                                         -----------    ---------------
                                                                                         -----------    ---------------
NET ASSETS CONSIST OF:
  Capital paid-in.....................................................................   $38,681,355      $35,174,084
  Accumulated net realized loss on investments........................................            --              (10)
                                                                                         -----------    ---------------
                                                                                         $38,681,355      $35,174,074
                                                                                         -----------    ---------------
                                                                                         -----------    ---------------
  Shares outstanding..................................................................    38,681,355       35,174,084
                                                                                         -----------    ---------------
                                                                                         -----------    ---------------
  Net asset value and redemption value per share......................................         $1.00            $1.00

STATEMENT OF OPERATIONS for the Period February 24, 1997* through October 31,
1997
--------------------------------------------------------------------------------

                                                                                          MUNICIPAL     U.S. GOVERNMENT
                                                                                          MONEY FUND      MONEY FUND
                                                                                          ----------    ---------------
INVESTMENT INCOME:
  Interest.............................................................................    $755,617        $ 949,140
                                                                                          ----------    ---------------
EXPENSES:
  Investment advisory fees (Note B)....................................................      80,171           68,375
  Distribution fees (Note B)...........................................................      50,107           42,735
  Registration fees....................................................................      27,300           26,000
  Transfer agent fees..................................................................      26,900           27,500
  Custodian fees.......................................................................      28,271           27,471
  Auditing fees........................................................................       9,000            7,000
  Printing fees........................................................................       7,000            5,400
  Trustees' fees (Note B)..............................................................       6,000            4,000
  Legal fees...........................................................................       8,900            7,000
  Miscellaneous........................................................................       7,366            5,191
  Amortization of organization costs (Note A)..........................................       9,678            9,678
                                                                                          ----------    ---------------
     Total expenses....................................................................     260,693          230,350
     Less expenses reimbursed by investment advisor (Note B)...........................     (80,308)         (76,506)
                                                                                          ----------    ---------------
     Net expenses......................................................................     180,385          153,844
                                                                                          ----------    ---------------
NET INVESTMENT INCOME..................................................................     575,232          795,296
                                                                                          ----------    ---------------
NET REALIZED LOSS ON INVESTMENTS.......................................................          --              (10)
                                                                                          ----------    ---------------
INCREASE IN NET ASSETS FROM OPERATIONS.................................................    $575,232        $ 795,286
                                                                                          ----------    ---------------
                                                                                          ----------    ---------------

*Commencement of operations

See notes to financial statements.

WINTHROP MONEY FUNDS -- STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          MUNICIPAL      U.S. GOVERNMENT
                                                                                          MONEY FUND       MONEY FUND
                                                                                         ------------    ---------------
                                                                                         PERIOD ENDED     PERIOD ENDED
                                                                                          10/31/97*         10/31/97*
                                                                                         ------------    ---------------
OPERATIONS:
  Net investment income...............................................................   $   575,232       $   795,296
  Net realized loss on investments....................................................            --               (10)
                                                                                         ------------    ---------------
  Increase in net assets from operations..............................................       575,232           795,286
                                                                                         ------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Investment income...................................................................      (575,232 )        (795,296)
                                                                                         ------------    ---------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note C............................................    38,681,355        35,174,084
                                                                                         ------------    ---------------
  Total increase in net assets........................................................    38,681,355        35,174,074
NET ASSETS:
  Beginning of period.................................................................            --                --
                                                                                         ------------    ---------------
  End of period.......................................................................   $38,681,355       $35,174,074
                                                                                         ------------    ---------------
                                                                                         ------------    ---------------

*Commencement of operations was February 24, 1997.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS October 31, 1997
--------------------------------------------------------------------------------
NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: Winthrop Money Funds ('Fund' or 'Funds') consists of two portfolios (the 'Portfolios'), the Winthrop Municipal Money Fund and the Winthrop U.S. Government Money Fund (together the 'Money Funds'), each a separate diversified series of the Winthrop Opportunity Funds (the 'Trust'). In addition, the Trust consists of the Winthrop International Equity Fund and the Winthrop Developing Markets Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Money Funds commenced operations on February 24, 1997.

The Municipal Money Fund seeks maximum current income, consistent with liquidity and safety of principal, that is exempt from Federal income taxes by investing principally in a diversified portfolio of municipal securities. The investment objective of the U.S. Government Money Fund is maximum current income, consistent with liquidity and safety of principal, by investing in a portfolio of U.S. Government securities.

Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the Funds' policy to maintain a continuous net asset value of $1.00 per share for each Portfolio. The Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

  (1) SECURITY VALUATION: Securities are valued at amortized cost, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian or custodians authorized in accordance with guidelines approved by the Funds' Trustees. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as 'regulated investment companies' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

WINTHROP MONEY FUNDS -- NOTES TO FINANCIAL STATEMENTS October 31, 1997
(continued)
--------------------------------------------------------------------------------
  For federal income tax purposes, the cost of securities owned at October 31, 1997, was substantially the same as the cost of securities for financial statement purposes.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Security gains and losses are determined on the identified cost basis.

  (5) DIVIDENDS AND DISTRIBUTIONS: It is the policy of the Funds to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Funds not to distribute such gain.

  (6) DEFERRED ORGANIZATION COSTS: The Funds will reimburse the Advisor for costs incurred in connection with their organization. The costs are being amortized on a straight-line basis over sixty months commencing February 24, 1997.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: DLJ Investment Management Corp. (the 'Advisor') is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ('DLJ'). DLJ is an independently operated, indirect subsidiary of The Equitable Companies, Incorporated, a holding company controlled by AXA. Under its Advisory Agreement with the Funds, the Advisor will provide investment advisory services and order placement facilities for the Funds and pay all compensation of Trustees of the Funds who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish the Funds, without charge, management supervision and assistance and office facilities. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Portfolio: .40 of 1% of each Portfolio's first $1 billion and .35 of 1% of the balance. Such fees will be accrued daily and paid monthly.

For the period February 24, 1997 through April 30, 1998, the Advisor has agreed to voluntarily reduce its management fees and the Advisor or its affiliates have agreed to reimburse operating expenses by the amount that total fund operating expenses exceed 0.90% of the average daily net assets of each Fund. After April 30, 1998, the Advisor or its affiliates may, in their sole discretion, determine to discontinue this practice with respect to either Fund. As a result of the voluntary assumption of expenses, the Municipal Money Fund and U.S. Government Money Fund were reimbursed $80,308 and $76,506, respectively, during the period ended October 31, 1997.

Pursuant to Rule 12b-1 under the Act, the Fund has entered into a Distribution Services Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor, under which the Fund pays a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of its average daily net assets. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor for its distribution and service activities as reimbursement for specific expenses incurred. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including the Fund) to finance the distribution of the Fund's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee who is a member of the audit committee receives an attendance fee of $1,000 per meeting.

NOTE (C) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.001 par value authorized). Transactions in shares of beneficial interest were as follows ($1.00 per share):

                                                                                         MUNICIPAL         U.S. GOVERNMENT
                                                                                        MONEY FUND           MONEY FUND
                                                                                     -----------------    -----------------
                                                                                       PERIOD ENDED         PERIOD ENDED
                                                                                     OCTOBER 31, 1997*    OCTOBER 31, 1997*
                                                                                     -----------------    -----------------
Shares sold.......................................................................     $ 152,516,396        $ 155,268,954
Shares issued through reinvestment of dividends...................................           522,240              689,953
                                                                                     -----------------    -----------------
                                                                                         153,038,636          155,958,907
                                                                                     -----------------    -----------------
Shares redeemed...................................................................      (114,357,281)        (120,784,823)
                                                                                     -----------------    -----------------
Net increase......................................................................     $  38,681,355        $  35,174,084
                                                                                     -----------------    -----------------
                                                                                     -----------------    -----------------

*Commencement of operations was February 24, 1997.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                                                                        MUNICIPAL         U.S. GOVERNMENT
                                                                                       MONEY FUND           MONEY FUND
                                                                                    -----------------    -----------------
                                                                                      PERIOD ENDED         PERIOD ENDED
                                                                                       OCTOBER 31,          OCTOBER 31,
                                                                                         1997'D'              1997'D'
                                                                                    -----------------    -----------------
Net asset value, beginning of period.............................................        $  1.00              $  1.00
Net investment income............................................................          0.020                0.031
Dividends from net investment income.............................................         (0.020)              (0.031)
                                                                                        --------             --------
Net asset value, end of period...................................................        $  1.00              $  1.00
                                                                                        --------             --------
                                                                                        --------             --------
Total return'D'D'(1).............................................................           2.90%                4.68%
Ratio of expenses to average net assets(1)(2)....................................           0.90%                0.90%
Ratio of net investment income to average net assets(1)(2).......................           2.87%                4.65%
Net assets, end of period (000's omitted)........................................        $38,681              $35,174

 'D' Commencement of operations was February 24, 1997.

'D''D' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

 (1)  Annualized

 (2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets for the period ended 10/31/97, as follows:
     Municipal Money Fund, .40% (annualized) and U.S. Government Money Fund, .45% (annualized).

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Trustees
WINTHROP MUNICIPAL MONEY FUND and
WINTHROP U.S. GOVERNMENT MONEY FUND

     We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Winthrop Municipal Money Fund and Winthrop U.S. Government Money Fund, (two of the Funds constituting Winthrop Opportunity Funds) as of October 31, 1997, and the related statements of operations and changes in net assets and financial highlights for the period from February 24, 1997 (commencement of operations) to October 31, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Winthrop Municipal Money Fund and Winthrop U.S. Government Money Fund at October 31, 1997, and the results of their operations, the changes in their net assets and the financial highlights for the period from February 24, 1997 to October 31, 1997, in conformity with generally accepted accounting principles.

                                                         /s/ Ernst & Young LLP

New York, New York
December 10, 1997


                             STATEMENT OF DIFFERENCES

The dagger symbol shall be expressed as ............................'D'
The double dagger symbol shall be expressed as ....................'DD'